Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 104,862		₨ 105,436
Cash and cash equivalent	158,529	$ 2,292	44,925	₨ 52,710
Other assets	58,715		46,322
Loans, borrowings and bank overdrafts	(99,467)		(138,259)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	62,088		54,906
Unbilled receivables	14,965		25,694
Contract assets	10,005
Cash and cash equivalent	31,589		17,681
Other assets	20,397		26,413
Loans, borrowings and bank overdrafts	(50,611)		(49,637)
Trade payables, accrued expenses and other liabilities	(42,746)		(38,591)
Net assets/ (liabilities)	45,687		36,466
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	39,896		32,948
Unbilled receivables	8,038		13,893
Contract assets	4,706
Cash and cash equivalent	21,997		9,144
Other assets	8,553		13,796
Loans, borrowings and bank overdrafts	(50,516)		(49,257)
Trade payables, accrued expenses and other liabilities	(27,202)		(23,561)
Net assets/ (liabilities)	(5,472)		(3,037)
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	8,030		7,273
Unbilled receivables	1,609		2,571
Contract assets	1,445
Cash and cash equivalent	2,884		3,791
Other assets	1,173		1,993
Loans, borrowings and bank overdrafts	(20)		(41)
Trade payables, accrued expenses and other liabilities	(5,779)		(3,962)
Net assets/ (liabilities)	9,342		11,625
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	5,212		6,585
Unbilled receivables	3,146		5,189
Contract assets	2,270
Cash and cash equivalent	1,573		1,685
Other assets	4,056		4,061
Loans, borrowings and bank overdrafts	(21)		(37)
Trade payables, accrued expenses and other liabilities	(4,646)		(5,958)
Net assets/ (liabilities)	11,590		11,525
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	3,542		3,459
Unbilled receivables	1,225		2,094
Contract assets	836
Cash and cash equivalent	1,003		786
Other assets	1,038		1,164
Loans, borrowings and bank overdrafts	(33)		(165)
Trade payables, accrued expenses and other liabilities	(1,526)		(1,516)
Net assets/ (liabilities)	6,085		5,822
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	1,528		990
Unbilled receivables	204		338
Contract assets	150
Cash and cash equivalent	1,928		34
Other assets	1,033		940
Trade payables, accrued expenses and other liabilities	(806)		(652)
Net assets/ (liabilities)	4,037		1,650
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	3,880		3,651
Unbilled receivables	743		1,609
Contract assets	598
Cash and cash equivalent	2,204		2,241
Other assets	4,544		4,459
Loans, borrowings and bank overdrafts	(21)		(137)
Trade payables, accrued expenses and other liabilities	(2,787)		(2,942)
Net assets/ (liabilities)	₨ 9,161		₨ 8,881